SHARE-BASED AWARDS - Schedule of Share-Based Compensation Expense (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
SHARE-BASED AWARDS
Share-based compensation	¥ (5,919)
General and Administrative Expense [Member]
SHARE-BASED AWARDS
Share-based compensation	(6,424)
Selling Expenses [Member]
SHARE-BASED AWARDS
Share-based compensation	¥ 505